FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Categories of financial instruments (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Bank indebtedness
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (6,744)	$ (27,271)
Bank indebtedness | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Bank indebtedness | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,744)	(27,271)
Bank indebtedness | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(508,223)	(543,978)
Trade accounts payable and accrued liabilities | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(508,223)	(543,978)
Trade accounts payable and accrued liabilities | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,274,725)	(1,543,678)
Long-term debt | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Long-term debt | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,274,725)	(1,543,678)
Long-term debt | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12,255)
Derivatives | Fair value through profit or loss | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Derivatives | Amortized cost | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Derivatives | Fair value through other comprehensive income | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12,255)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	284,957	225,947
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	284,957	225,947
Cash and cash equivalents | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	504,577	696,079
Trade accounts receivable | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade accounts receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	504,577	696,079
Trade accounts receivable | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,723)	(6,823)
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,152)
Derivatives | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	(20,406)	(6,192)
Derivatives | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,706)	(6,534)
Derivatives | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,723)	(6,823)
Derivatives | Fair value through profit or loss | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Derivatives | Fair value through profit or loss | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through profit or loss | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,322)	0
Derivatives | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Derivatives | Amortized cost | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through other comprehensive income | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,152)
Derivatives | Fair value through other comprehensive income | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	(20,406)	(6,192)
Derivatives | Fair value through other comprehensive income | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (1,384)	$ (6,534)